LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES

7. LEASES

As of December 31, 2025, the Group has operating leases recorded on its balance sheet for certain office spaces and facilities that expire on various dates through 2031. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All the Group’s leases qualify as operating leases.

Information related to operating leases as of December 31, 2025 and 2024 are as follows:

	As of December 31,
	2025	2024
Assets
Operating lease right-of-use assets, non-current	$2,809	$3,597
Liabilities
Operating lease liabilities, current	$891	$816
Operating lease liabilities, non-current	$2,176	$3,066
Weighted average remaining lease term (years)	3.6	4.6
Weighted average discount rate	5.7%	5.7%

Information related to operating lease activities during the years ended December 31, 2025, 2024 and 2023 are as follows:

	Year Ended December 31,
	2025	2024	2023
Operating lease expense	$982	$933	$715
Expense for short-term leases within 12 months	$25	$10	$—

On September 12, 2024, the Group entered into an agreement to sublease its office and laboratory space in San Diego with a total minimum sublease income of $2.7 million over a term of approximately 3 years and 7 months. For the year ended December 31, 2025 and 2024, the Group recognized $1.0 million and $0.3 million in sublease income under the agreement, respectively.

Maturities of lease liabilities were as follows:

Year Ended December 31,
2026	$1,040
2027	1,069
2028	557
2029	337
2030	279
Thereafter	143
Total undiscounted lease payments	$3,425
Less: imputed interest	(358)
Total lease liabilities	$3,067